STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2025
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

28. STATUTORY RESERVES AND RESTRICTED NET ASSETS

Pursuant to laws applicable to entities incorporated in the PRC, the Group’s subsidiaries in the PRC must make appropriations from after tax profit to statutory surplus reserve, which requires an annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year end) until the accumulative amount of statutory surplus reserve reaches 50% of a company’s registered capital. Subject to approval from the relevant authorities, the statutory surplus reserve may be used to offset losses or increase paid-in capital. During the years ended December 31, 2023, 2024 and 2025, appropriations to the statutory reserve have been made by the Group, which was RMB150.3 million, RMB115.9 million and RMB127.9 million, respectively.

In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries and also as a result of these entities’ unreserved accumulated losses, total restrictions placed on the distribution of the Group’s PRC subsidiaries’ net assets was RMB26.0 billion as of December 31, 2025.

Cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may temporarily restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries” and “Net assets of VIEs” and the income of the subsidiaries is presented as “Share of income of subsidiaries” and “Income of the VIEs”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company became parent company of the Group upon the completion of the Reorganization on December 28, 2018. The following disclosures present the financial positions of the parent company as of December 31, 2024 and 2025, the operation results for the years ended December 31, 2023, 2024 and 2025, and the statements of cash flows for the years ended December 31, 2023, 2024 and 2025. The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2024 and 2025.

28. STATUTORY RESERVES AND RESTRICTED NET ASSETS (Continued)

Condensed balance sheets of the parent company

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands, except for
	share and per share data)
ASSETS
Current assets:
Cash and cash equivalents	40,415	646,909
Short-term investments	1,946,964	2,771,550
Amounts due from subsidiaries and VIEs	1,476,789	1,434,821
Prepayments, receivables and other assets	7,641	3,495
Non‑current assets:
Investment in subsidiaries	66,782,487	61,861,571
Net assets of the VIEs	2,744,068	2,931,280
Long-term investments, net	362,992	—
TOTAL ASSETS	73,361,356	69,649,626

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	168,079	45,209
Amounts due to subsidiaries and VIEs	1,869,461	3,163,129
TOTAL LIABILITIES	2,037,540	3,208,338

SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 24,114,698,720 Class A ordinary shares and 885,301,280 Class B ordinary shares as of both December 31, 2024 and 2025. 3,479,616,986 Class A ordinary shares issued and 3,337,567,403 Class A ordinary shares outstanding(1) as of December 31, 2024; 3,366,778,024 Class A ordinary shares issued and 3,233,808,859 Class A ordinary shares outstanding(1) as of December 31, 2025; and 145,413,446 and 139,447,770 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively)	461	450
Treasury shares	(949,410)	(848,433)
Additional paid‑in capital	72,460,562	64,802,176
Accumulated other comprehensive income	609,112	290,029
(Accumulated deficit) / Retained earnings	(796,909)	2,197,066
Total shareholders’ equity	71,323,816	66,441,288
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	73,361,356	69,649,626
(1)	Excluding the Class A ordinary shares registered in the name of the depositary bank for future issuance of ADSs upon the exercise or vesting of awards granted under our share incentive plans and the Class A ordinary shares repurchased but not cancelled in the form of ADSs.

28. STATUTORY RESERVES AND RESTRICTED NET ASSETS (Continued)

Condensed statements of comprehensive income of the parent company

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
General and administrative expenses	(45,781)	(33,862)	(92,616)
Interest income, net	52,460	(117)	6,647
Share of income of subsidiaries	5,618,262	3,734,104	2,581,208
Income of the VIEs	194,884	252,952	187,213
Fair value changes through earnings on investments, net	45,235	40,780	95,325
Foreign currency exchange loss	(30,089)	(40,093)	(21,420)
Other income, net	48,253	111,136	237,618
Income before income tax expense	5,883,224	4,064,900	2,993,975
Income tax expense	—	—	—
Net income	5,883,224	4,064,900	2,993,975
Net income attributable to KE Holdings Inc.’s ordinary shareholders	5,883,224	4,064,900	2,993,975

Net income	5,883,224	4,064,900	2,993,975
Other comprehensive income (loss)
Currency translation adjustments	574,223	217,142	(429,040)
Unrealized gains on available-for-sale investments, net of reclassification	82,800	147,668	109,957
Total comprehensive income	6,540,247	4,429,710	2,674,892
Total comprehensive income attributable to KE Holdings Inc.’s ordinary shareholders	6,540,247	4,429,710	2,674,892

Condensed statements of cash flows of the parent company

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Net cash provided by operating activities	62,063	194,920	131,872
Net cash provided by investing activities	6,933,723	7,749,040	9,950,599
Net cash used in financing activities	(6,576,333)	(7,931,793)	(9,462,344)
Effect of exchange rate changes on cash and cash equivalents	(422,857)	18,834	(13,633)
Net increase (decrease) in cash and cash equivalents	(3,404)	31,001	606,494
Cash and cash equivalents at the beginning of the year	12,818	9,414	40,415
Cash and cash equivalents at the end of the year	9,414	40,415	646,909